Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	£ 4,867	£ 5,418	£ 3,075
Adjustment for non-cash items:
Credit impairment charges/(releases)	933	(277)	3,377
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	483	683	441
Other provisions, including pensions	1,188	85	634
Net loss/(profit) on disposal of investments and property, plant and equipment	8	12	(119)
Other non-cash movements including exchange rate movements	(13,491)	1,968	(2,362)
Changes in operating assets and liabilities
Net (increase)/decrease in cash collateral and settlement balances	(1,078)	3,633	4,098
Net (increase)/decrease in loans and advances at amortised cost	(30,617)	(7,190)	7,142
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending	2,452	5,804	(7,250)
Net increase in deposits at amortised cost	28,751	18,132	31,148
Net increase/(decrease) in debt securities in issue	11,624	18,965	(4,113)
Net (decrease)/increase in repurchase agreements and other similar secured borrowing	(804)	2,326	8,411
Net increase in derivative financial instruments	(8,002)	(3,655)	(1,604)
Net decrease/(increase) in trading portfolio assets	13,100	(19,207)	(14,327)
Net increase in trading portfolio liabilities	19,169	7,152	10,927
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(1,978)	(14,960)	2,889
Net increase in other assets	(3,311)	(2,235)	(93)
Net increase in trading portfolio liabilities	1,834	2,082	13
Corporate income tax paid	(144)	(1,239)	(12)
Net cash from operating activities	24,984	17,497	42,275
Net cash from investing activities
Purchase of debt securities at amortised cost	(20,014)	(6,931)	(7,890)
Proceeds from redemption or sale of debt securities at amortised cost	12,925	2,424	3,527
Purchase of financial assets at fair value through other comprehensive income	(43,139)	(44,058)	(57,640)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	42,157	47,601	53,367
Purchase of property, plant and equipment and intangibles	(540)	(758)	(303)
Disposal of subsidiaries and associates, net of cash disposed	0	65	736
Other cash flows associated with investing activities	0	4	11
Net cash from investing activities	(8,611)	(1,653)	(8,192)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments	(963)	(1,452)	(982)
Issuance of subordinated liabilities	15,381	9,099	3,856
Redemption of subordinated liabilities	(8,367)	(7,241)	(4,746)
Issue of shares and other equity instruments	3,134	1,072	1,134
Repurchase of shares and other equity instruments	(2,136)	0	(903)
Capital contribution	750	0	0
Vesting of employee share schemes	(413)	(356)	(300)
Net cash from financing activities	7,386	1,122	(1,941)
Effect of exchange rates on cash and cash equivalents	10,235	(4,231)	1,669
Net increase in cash and cash equivalents	33,994	12,735	33,811
Cash and cash equivalents at beginning of year	185,860	173,125	139,314
Cash and cash equivalents at end of year	219,854	185,860	173,125
Cash and cash equivalents comprise:
Cash and balances at central banks	202,142	169,085	155,902
Loans and advances to banks with original maturity less than three months	6,229	6,473	7,281
Cash collateral balances with central banks with original maturity less than three months	10,625	9,690	9,086
Treasury and other eligible bills with original maturity less than three months	858	612	856
Cash and cash equivalents	£ 219,854	£ 185,860	£ 173,125